Convertible debentures - Schedule of gain on change in fair value (Details)																																2 Months Ended						6 Months Ended				12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 $ / shares	Mar. 20, 2026 USD ($)	Mar. 20, 2026 $ / shares	Jul. 25, 2025 $ / shares	Jul. 25, 2025 $ / shares	Jul. 07, 2025 $ / shares	Jul. 07, 2025 $ / shares	Jun. 05, 2025 USD ($)	Jun. 05, 2025 $ / shares	May 23, 2025 $ / shares	May 21, 2025 USD ($)	May 21, 2025 $ / shares	May 12, 2025 USD ($)	May 12, 2025 $ / shares	May 05, 2025 $ / shares	Apr. 25, 2025 $ / shares	Apr. 25, 2025 $ / shares	Apr. 23, 2025 USD ($)	Apr. 23, 2025 $ / shares	Apr. 15, 2025 $ / shares	Apr. 15, 2025 $ / shares	Apr. 10, 2025 USD ($)	Apr. 10, 2025 $ / shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 $ / shares	Mar. 06, 2025 $ / shares	Feb. 26, 2025 $ / shares	Feb. 07, 2025 $ / shares	Jan. 20, 2025 $ / shares	Dec. 13, 2024 $ / shares	Nov. 30, 2025 $ / shares	Nov. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares	Jun. 25, 2025 USD ($)	Jun. 25, 2025 $ / shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)		$ 6.73		$ 3.07				$ 0.00017		$ 18.78	$ 15.89		$ 17.03		$ 12.77	$ 11.86		$ 0.00017		$ 9.53		$ 0.00017		$ 9.38		$ 11.08	$ 6.44	$ 8.27	$ 16.16	$ 4.9	$ 5.85		$ 0.00017		$ 0.00017				$ 0.00017		$ 5.14		$ 0.00017	$ 5.2
Exercise price (in Dollars per share)																	$ 0.15																					$ 0.15				$ 0.15
Conversion price (in Dollars per share)							$ 0.15														$ 0.15											$ 0.15		$ 0.15
Conversion price (CAD) (in Dollars per share)		$ 3		$ 3						$ 6.6	$ 6.25		$ 6.6		$ 6.6	$ 6.25				$ 6.6				$ 6.6		$ 6.6	$ 4.85	$ 4.85	$ 4.85	$ 4.85	$ 6.25										$ 3			$ 6.25
Expected Volatility	142.21%		136.65%				132.95%	132.95%	107.90%		111.59%	107.09%		106.62%		109.68%	168.20%	168.20%	108.27%		119.78%	119.78%	107.93%		108.64%		106.09%	104.91%	105.28%	93.66%	98.04%							159.52%	159.52%	142.55%		146.51%	146.51%	100.68%
Risk free interest rate	2.79%		3.03%				2.69%	2.69%	2.86%		2.83%	2.97%		2.80%		2.83%	2.77%	2.77%	2.84%		2.54%	2.54%	2.81%		2.61%		2.72%	2.70%	2.63%	2.99%	2.78%							2.71%	2.71%	2.71%		2.55%	2.55%	2.70%
Expected life	1 year 11 months 19 days		2 years				1 year 9 months 7 days	1 year 9 months 7 days	2 years 10 months 9 days		2 years 7 months 6 days	2 years 10 months 24 days		2 years 11 months 4 days		2 years 7 months 20 days	2 years	2 years	2 years 11 months 23 days		2 years	2 years	3 years		3 years		3 years	2 years 10 months 24 days	2 years 11 months 12 days	3 years	3 years							1 year 25 days	1 year 25 days	1 year 8 months 19 days		1 year 6 months 21 days	1 year 6 months 21 days	2 years 11 months 12 days
Credit Spread	25.00%		25.00%				25.00%	25.00%	25.00%		25.00%	25.00%		25.00%		25.00%			25.00%		25.00%	25.00%	25.00%		25.00%		25.00%	25.00%	25.00%	25.00%	12.25%	25.00%	25.00%	25.00%	25.00%					25.00%				12.25%
Foreign exchange rate	0.717%		0.729%				1.37%	1.37%	0.7321%		0.727%	0.7221%		0.7144%		0.724%	1.37%	1.37%	0.7209%		1.39%	1.39%	0.7135%		0.6952%		0.6989%	0.6974%	0.6994%	0.6978%	0.7025%	1.40%	1.40%	1.38%	1.38%			1.42%	1.42%	0.7037%		1.37%	1.37%	0.6952%
Conversion value (in Dollars) | $	$ 6,655,088		$ 2,739,338						$ 3,740,737			$ 3,404,094		$ 2,612,294					$ 2,001,723				$ 2,029,678		$ 1,954,755															$ 1,726,994
Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																																124.06%	124.06%	136.82%	136.82%
Risk free interest rate																																2.46%	2.46%	2.50%	2.50%
Expected life																																2 years 1 month 28 days	2 years 1 month 28 days	1 year 7 months 2 days	1 year 7 months 2 days
Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																																127.63%	127.63%	141.83%	141.83%
Risk free interest rate																																2.47%	2.47%	2.69%	2.69%
Expected life																																2 years 3 months 10 days	2 years 3 months 10 days	1 year 8 months 15 days	1 year 8 months 15 days
Conversion Feature [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)						$ 0.00017																																	$ 0.00017				$ 0.00017
Conversion price (in Dollars per share)					$ 0.05																																	$ 0.15				$ 0.15
Conversion price (CAD) (in Dollars per share)																																					$ 3
Expected Volatility					168.20%	168.20%																														142.55%		149.46%	149.46%			135.29%	135.29%
Risk free interest rate					2.77%	2.77%																																2.71%	2.71%			2.55%	2.55%
Expected life					1 year	1 year																																1 year 6 months 7 days	1 year 6 months 7 days
Credit Spread					25.00%	25.00%																														25.00%		25.00%	25.00%			25.00%	25.00%
Foreign exchange rate					1.37%	1.37%																																1.42%	1.42%			1.37%	1.37%
Conversion Feature [Member] | Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)																																					4.25
Risk free interest rate																																				2.73%
Expected life																																				1 year 11 months 4 days						1 year 3 months 21 days	1 year 3 months 21 days
Foreign exchange rate																																				0.704%
Conversion value (in Dollars) | $																																				$ 2,097,862
Conversion Feature [Member] | Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)																																					$ 10.76
Risk free interest rate																																				3.01%
Expected life																																				1 year 8 months 26 days						2 years	2 years
Foreign exchange rate																																				0.734%
Conversion value (in Dollars) | $																																				$ 8,672,271
Unsecured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)								$ 0.00017														$ 0.00017													$ 0.00017				$ 0.00017				$ 0.00017
Exercise price (in Dollars per share)							$ 0.15														$ 0.15													$ 0.15
Conversion price (in Dollars per share)																																						$ 0.05				$ 0.05
Expected Volatility							132.95%	132.95%													119.78%	119.78%																159.52%	159.52%			146.51%	146.51%
Risk free interest rate							2.69%	2.69%													2.54%	2.54%																2.71%	2.71%			2.55%	2.55%
Expected life							1 year 9 months 7 days	1 year 9 months 7 days													2 years	2 years																25 days	25 days			6 months 21 days	6 months 21 days
Credit Spread																																						25.00%	25.00%			25.00%	25.00%
Foreign exchange rate							1.37%	1.37%													1.39%	1.39%												1.38%	1.38%			1.42%	1.42%			1.37%	1.37%
Unsecured Debenture Warrants [Member] | Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																																		136.82%	136.82%
Risk free interest rate																																		2.49%	2.49%
Expected life																																		1 year 6 months 25 days	1 year 6 months 25 days
Unsecured Debenture Warrants [Member] | Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																																		141.83%	141.83%
Risk free interest rate																																		2.69%	2.69%
Expected life																																		1 year 8 months 8 days	1 year 8 months 8 days
Secured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)																																	$ 0.00017						$ 0.00017				$ 0.00017
Exercise price (in Dollars per share)																																$ 0.15						$ 0.15				$ 0.15
Expected dividend yield (in Shares) | shares																																						0	0
Expected Volatility																																						149.46%	149.46%			135.29%	135.29%
Risk free interest rate																																						2.71%	2.71%			2.55%	2.55%
Expected life																																						1 year 6 months	1 year 6 months			2 years	2 years
Foreign exchange rate																																1.40%	1.40%					1.42%	1.42%			2.00%	2.00%
Secured Debenture Warrants [Member] | Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																																124.06%	124.06%
Risk free interest rate																																2.46%	2.46%
Expected life																																2 years 1 month 17 days	2 years 1 month 17 days
Secured Debenture Warrants [Member] | Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																																127.63%	127.63%
Risk free interest rate																																2.47%	2.47%
Expected life																																2 years 3 months	2 years 3 months